NOTE 21. Deposits for Inventories, related party (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits for inventories, related party	$ 0	$ 14,539
Ruituo
Deposits for inventories, related party	$ 0	$ 14,539